Document and Entity Information	May 07, 2019
Prospectus:
Document Type	497
Document Period End Date	May 07, 2019
Registrant Name	DREYFUS PREMIER SHORT-INTERMEDIATE MUNICIPAL BOND FUND
Central Index Key	0000810305
Amendment Flag	false
Document Creation Date	May 07, 2019
Document Effective Date	May 07, 2019
Prospectus Date	Aug. 01, 2018
DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND | Class A Shares
Prospectus:
Trading Symbol	DMBAX
DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND | Class I
Prospectus:
Trading Symbol	DIMIX